PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		77 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Depreciation, Total	$ 7	$ 3	$ 11	$ 7	$ 75